Commitments and contingencies - Additional Information (Detail) - Key management personnel of entity or parent [member]	Mar. 31, 2026 USD ($)
Commitments And Contingencies [Line Items]
Contractual capital commitments	$ 20,310,000
Committed for payment upon termination	$ 9,128,000